Taxes - Schedule of Tax Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Tax Payable [Abstract]
Value-added tax payable	$ 7,981	$ 2,627
Income tax payable	1,291	1,093
Other taxes payable	333	430
Total	$ 9,605	$ 4,150